Accounts Payable to Suppliers (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
Suppliers	R$ 3,193,211	R$ 2,466,803
Suppliers, current	3,059,667	2,324,423
Suppliers, noncurrent	133,544	142,380
Energy Power [Member]
Disclosure of fair value measurement of liabilities [line items]
Suppliers	2,159,585	1,525,681
Materials And Supplies [Member]
Disclosure of fair value measurement of liabilities [line items]
Suppliers	677,568	564,368
Charges For Use Of Grid System [Member]
Disclosure of fair value measurement of liabilities [line items]
Suppliers	R$ 356,058	R$ 376,754